Employee Incentive Schemes - Employee Stock Options Exercised and Number of Shares Issued (Detail) (AUD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Exercised and Corresponding Number of Shares Issued	8,333	1,497,025	115,240
Weighted Average Exercise Price	0.00	0.20	0.25
Proceeds Received	0	360,598	24,086